Document and Entity Information	Jan. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001217234
Document Type	8-K
Document Period End Date	Jan. 20, 2021
Entity Registrant Name	CAREDX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36536
Entity Tax Identification Number	94-3316839
Entity Address, Address Line One	1 Tower Place
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false